CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 7—CONVERTIBLE NOTES PAYABLE

On November 30, 2012, the Company issued a 4% convertible promissory note (the “4% Note”) in the principal amount of $250,000 with an original maturity date of January 31, 2013, which was subsequently amended to May 15, 2013. The 4% Note was mandatorily convertible into shares of the Company’s equity securities upon the closing of a financing in which the Company receives cumulative gross proceeds of at least $3,000,000 (a “Qualified Financing”) through the issuance of shares of its equity securities or any securities convertible or exchangeable for equity securities, of one or more series ( “Equity Securities”). Contemporaneously with the closing of a Qualified Financing, the outstanding principal of the 4% Note and all accrued but unpaid interest shall automatically convert into the same kind of validly issued, fully paid and non-assessable Equity Securities as issued in the Qualified Financing at a conversion price equal to the per share or unit purchase price of the Qualified Financing.

In May 2013, the Company completed a Qualified Financing and the principal amount of the 4% Notes and $4,411 of accrued interest automatically converted into 137,289 shares of Series A Preferred Stock at a conversion price of $1.8531 (see Note 8).

In April 2014, the Company entered into a note purchase agreement with investors for the sale of an aggregate of $50.0 million of convertible promissory notes (the “2014 Notes”). The 2014 Notes accrued interest at a rate of 6.0% per annum.

Pursuant to the 2014 Notes agreement, in a qualified initial public offering the 2014 Notes, including interest thereon, automatically convert into a number of shares of common stock at a per share conversion price equal to (1) 90% of the initial public offering price, if the qualified initial public offering occurs prior to December 31, 2014. In June 2014, as a result of the IPO, the $50.0 million principal amount of the 2014 Notes plus accrued interest of approximately $0.5 million automatically converted into 3,300,735 shares of the Company’s common shares at a conversion price of $15.30 per share which was a discount of 10% to the initial offering price of $17.00. The Company recognized a charge to interest expense and additional paid-in capital of $5,611,725 related to this beneficial conversion feature at the time of conversion.

NOTE 6—CONVERTIBLE NOTES PAYABLE

On November 30, 2012, the Company issued a 4% convertible promissory note (the “4% Note”) in the principal amount of $250,000 with an original maturity date of January 31, 2013, which was subsequently amended to May 15, 2013. The 4% Note is mandatorily convertible into shares of the Company’s equity securities upon the closing of a financing in which the Company receives cumulative gross proceeds of at least $3,000,000 (a “Qualified Financing”) through the issuance of shares of its equity securities or any securities convertible or exchangeable for equity securities, of one or more series ( “Equity Securities”). Contemporaneously with the closing of a Qualified Financing, the outstanding principal of the 4% Note and all accrued but unpaid interest shall automatically convert into the same kind of validly issued, fully paid and non-assessable Equity Securities as issued in the Qualified Financing at a conversion price equal to the per share or unit purchase price of the Qualified Financing.

A total of $3,562 and $849 of interest expense was accrued during the years ended December 31, 2013 and 2012, respectively. In May 2013, the Company completed a Qualified Financing and the principal amount of the 4% Notes, and $4,411 of accrued interest automatically converted into 137,289 shares of Series A Preferred Stock at a conversion price of $1.8531 (see Note 8).